Note 25 - Common Stock - Classes Of Share Capital (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Classes Of Share Capital Line Items
Capital (Capital base and capital management)	€ 3,267,000,000	€ 3,267,000,000